UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 10, 2012
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        86
Form 13F Information Table Value Total:        $270,398


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alerian MLP ETF                COM              00162Q866     1071    67020 SH       SOLE                    67020
3M Company                     COM              88579Y101      401     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     3412    95671 SH       SOLE                    95671
Abbott Laboratories            COM              002824100     4791    74320 SH       SOLE                    74320
American Express Company       COM              025816109     1921    33002 SH       SOLE                    33002
Apache Corporation             COM              037411105      298     3392 SH       SOLE                     3392
Apple Inc.                     COM              037833100     2272     3890 SH       SOLE                     3890
Ariad Pharmaceuticals          COM              04033A100      606    35200 SH       SOLE                    35200
Automatic Data Processing, Inc COM              053015103      279     5020 SH       SOLE                     5020
BP plc ADR                     COM              055622104      295     7282 SH       SOLE                     7282
Bank of America Corp.          COM              060505104     2181   266660 SH       SOLE                   266660
Baxter International, Inc.     COM              071813109      356     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    14744      118 SH       SOLE                      118
Berkshire Hathaway, Inc. Cl. B COM              084670702    22964   275576 SH       SOLE                   275576
Boeing Company                 COM              097023105      201     2708 SH       SOLE                     2708
Bristol-Myers Squibb Co.       COM              110122108      404    11240 SH       SOLE                    11240
Buckeye Partners, L.P.         COM              118230101      407     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101      761    28350 SH       SOLE                    28350
Chevron Corp.                  COM              166764100     6838    64817 SH       SOLE                    64817
Cisco Systems Inc.             COM              17275R102     8766   510528 SH       SOLE                   510528
Coca-Cola Company              COM              191216100     2423    30991 SH       SOLE                    30991
Colgate Palmolive Co.          COM              194162103      564     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104     7239   129548 SH       SOLE                   129548
Covidien PLC                   COM              G2554F113      920    17190 SH       SOLE                    17190
Devon Energy Corporation       COM              25179M103     4185    72163 SH       SOLE                    72163
DirecTV                        COM              25490A101     9254   189560 SH       SOLE                   189560
Disney (Walt) Co.              COM              254687106      613    12638 SH       SOLE                    12638
Donaldson Company Inc          COM              257651109      200     6000 SH       SOLE                     6000
Eaton Corporation              COM              278058102     2551    64365 SH       SOLE                    64365
Eli Lilly & Company            COM              532457108     1366    31832 SH       SOLE                    31832
Enterprise Bancorp Inc         COM              293668109      491    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    11364   132799 SH       SOLE                   132799
General Electric Co.           COM              369604103     2208   105928 SH       SOLE                   105928
Google Inc.                    COM              38259P508      583     1005 SH       SOLE                     1005
Hewlett Packard Company        COM              428236103      201     9992 SH       SOLE                     9992
Home Depot, Inc.               COM              437076102      265     5000 SH       SOLE                     5000
IBM Corporation                COM              459200101    11824    60457 SH       SOLE                    60457
Illinois Tool Works Inc.       COM              452308109      280     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      266    10000 SH       SOLE                    10000
Intuitive Surgical Inc. New    COM              46120E602     5802    10476 SH       SOLE                    10476
J.P. Morgan Chase & Co.        COM              46625H100     6436   180140 SH       SOLE                   180140
Johnson & Johnson              COM              478160104     2210    32718 SH       SOLE                    32718
Kinder Morgan Energy Partners, COM              494550106      511     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104      203     5250 SH       SOLE                     5250
Laboratory Corp. of America Ho COM              50540R409     2133    23027 SH       SOLE                    23027
Leucadia National Corp.        COM              527288104      619    29100 SH       SOLE                    29100
Lockheed Martin Corp.          COM              539830109      319     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      368     9000 SH       SOLE                     9000
McCormick & Co., Inc. Non-Voti COM              579780206      485     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1052    11881 SH       SOLE                    11881
McGraw Hill Companies          COM              580645109      540    12000 SH       SOLE                    12000
Merchants Bancshares Inc.      COM              588448100      275    10000 SH       SOLE                    10000
Microsoft Corporation          COM              594918104    11967   391203 SH       SOLE                   391203
Mohawk Industries Inc.         COM              608190104      216     3100 SH       SOLE                     3100
Norfolk Southern Corp.         COM              655844108      310     4315 SH       SOLE                     4315
Pepsico, Inc.                  COM              713448108     1868    26434 SH       SOLE                    26434
Pfizer Inc.                    COM              717081103      693    30143 SH       SOLE                    30143
Phillips 66                    COM              718546104     1922    57814 SH       SOLE                    57814
Praxair Inc.                   COM              74005P104      236     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     8706   142141 SH       SOLE                   142141
Rayonier, Inc.                 COM              754907103      482    10725 SH       SOLE                    10725
Republic Services Inc          COM              760759100     2570    97120 SH       SOLE                    97120
Royal Dutch Shell PLC ADR      COM              780259206      432     6400 SH       SOLE                     6400
SPDR Gold Trust ETF            COM              78463V107     2279    14683 SH       SOLE                    14683
SPDR S&P 500 ETF Trust         COM              78462F103    21508   158024 SH       SOLE                   158024
Sanofi                         COM              80105N105     4661   123383 SH       SOLE                   123383
Schlumberger Ltd.              COM              806857108     7448   114740 SH       SOLE                   114740
Staples Incorporated           COM              855030102     6157   471780 SH       SOLE                   471780
TE Connectivity Ltd.           COM              H84989104      549    17190 SH       SOLE                    17190
Technology Select Sector SPDR  COM              81369Y803      965    33600 SH       SOLE                    33600
The Hershey Company            COM              427866108      288     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      255     3260 SH       SOLE                     3260
Tyco International Ltd.        COM              H89128104     1115    21090 SH       SOLE                    21090
Ultra Petroleum Corp.          COM              903914109     4393   190435 SH       SOLE                   190435
Union Pacific Corp.            COM              907818108      324     2712 SH       SOLE                     2712
United Technologies            COM              913017109      684     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      467    12630 SH       SOLE                    12630
Valeant Pharmaceuticals        COM              91911k102     5843   130450 SH       SOLE                   130450
Vanguard Emerging Markets ETF  COM              922042858      690    17270 SH       SOLE                    17270
Vanguard Total Stock Market ET COM              922908769     8000   114780 SH       SOLE                   114780
Verizon Communications         COM              92343v104      298     6705 SH       SOLE                     6705
Wal-Mart Stores, Inc.          COM              931142103     1349    19348 SH       SOLE                    19348
Wells Fargo & Company          COM              949746101    11032   329912 SH       SOLE                   329912
iShares MSCI All-Asia Ex-Japan COM              464288182      342     6493 SH       SOLE                     6493
iShares MSCI Emerging Markets  COM              464287234    11093   283457 SH       SOLE                   283457
iShares Russell Mid Cap Index  COM              464287499      541     5133 SH       SOLE                     5133